Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other financial assets [Abstract]
Summary of other financial assets

(in €‘000)	December 31, 2022	December 31, 2021
Pledged bank balances	12,190	18,887
Security deposits	7,990	—
Derivatives	9,198	31,095
Investments in equity securities	31,389	—
Other non-current receivables	2,321	—
Total	63,088	49,982
Non-current	62,487	19,582
Current	601	30,400
Total	63,088	49,982